SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues by Service Categories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from operations:
Revenues	$ 24,546	$ 23,759	$ 16,513
Air Travel Media Network [Member]
Revenues from operations:
Revenues	22,212	18,702	12,178
Gas Station Media Network [Member]
Revenues from operations:
Revenues	413	4,093	4,009
Other Media [Member]
Revenues from operations:
Revenues	$ 2,151	$ 1,533	$ 410